Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted (in Dollars per share)	$ (0.04)	$ (0.02)	$ (0.26)	$ (0.10)
Basic and diluted (in Dollars per share)	50,553,957	29,520,454	30,680,204	26,819,946